Calvert
Flexible Bond Fund
March 31, 2025
Schedule of Investments (Unaudited)

Asset-Backed Securities — 13.4%

Security	Principal Amount* (000's omitted)		Value
AASET Trust, Series 2025-1A, Class B, 6.576%, 2/16/50(1)		1,689	$ 1,706,056
ALTDE Trust, Series 2025-1A, Class A, 5.90%, 8/15/50(1)		1,776	1,799,535
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)		732	730,938
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)		1,005	1,009,107
Cajun Global LLC:
Series 2021-1, Class A2, 3.931%, 11/20/51(1)		2,399	2,310,473
Series 2025-1A, Class A2, 6.554%, 2/20/55(1)		885	885,031
Castlelake Aircraft Structured Trust:
Series 2025-1A, Class A, 5.783%, 2/15/50(1)		1,545	1,556,094
Series 2025-1A, Class C, 7.75%, 2/15/50(1)		2,161	2,109,678
Cloud Capital Holdco LP, Series 2024-2A, Class A2, 5.923%, 11/22/49(1)		2,115	2,137,962
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		1,326	1,228,609
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	1,500	1,009,280
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class B, 3.79%, 12/26/51(1)		1,315	1,254,234
Conn's Receivables Funding LLC, Series 2023-A, Class B, 10.00%, 1/17/28(1)		229	230,593
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)		292	274,985
Driven Brands Funding LLC:
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)		2,620	2,607,397
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)		277	272,903
Gilead Aviation LLC, Series 2025-1A, Class A, 5.789%, 3/15/50(1)		1,400	1,410,162
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)		1,520	1,541,675
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		1,369	1,357,154
Harvest SBA Loan Trust, Series 2024-1, Class A, 6.684%, (30-day SOFR Average + 2.25%), 12/25/51(1)(2)		1,670	1,685,044
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)		2,589	2,564,473
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)		401	396,844
Lendbuzz Securitization Trust:
Series 2023-3A, Class A2, 7.50%, 12/15/28(1)		860	882,395
Series 2024-3A, Class C, 5.90%, 11/15/31(1)		1,400	1,411,823
Loanpal Solar Loan Ltd.:
Series 2020-1GS, Class C, 2.00%, 6/20/47(1)		894	615,081
Series 2020-2GF, Class A, 2.75%, 7/20/47(1)		885	729,295
Series 2021-1GS, Class A, 2.29%, 1/20/48(1)		727	590,609
Lunar Aircraft Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)		67	65,281
MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class B, 7.59%, 4/20/54(1)		1,123	1,164,462
Security	Principal Amount* (000's omitted)		Value
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)		2,050	$ 1,480,341
Mosaic Solar Loan Trust:
Series 2019-2A, Class A, 2.88%, 9/20/40(1)		1,469	1,307,077
Series 2019-2A, Class B, 3.28%, 9/20/40(1)		238	210,989
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		488	424,790
Series 2020-2A, Class B, 2.21%, 8/20/46(1)		125	101,749
Series 2021-3A, Class C, 1.77%, 6/20/52(1)		1,382	966,046
Series 2021-3A, Class D, 3.28%, 6/20/52(1)		550	375,131
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		1,510	343,175
Navigator Aviation Ltd.:
Series 2024-1, Class A, 5.40%, 8/15/49(1)		1,214	1,206,166
Series 2024-1, Class B, 6.09%, 8/15/49(1)		756	752,904
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		2,998	2,824,454
Series 2022-1A, Class A2, 3.695%, 1/30/52(1)		221	205,682
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)		1,723	1,674,247
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		510	492,317
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)		1,463	1,484,631
Oportun Funding Trust, Series 2024-3, Class B, 5.48%, 8/15/29(1)		715	716,173
Oportun Issuance Trust:
Series 2021-C, Class B, 2.67%, 10/8/31(1)		2,172	2,127,807
Series 2021-C, Class C, 3.61%, 10/8/31(1)		1,251	1,231,031
Series 2025-A, Class C, 5.89%, 2/8/33(1)		2,040	2,035,872
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)		72	70,879
Series 2021-3, Class C, 3.27%, 5/15/29(1)		1,302	1,256,767
Series 2021-5, Class C, 3.93%, 8/15/29(1)		651	634,216
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		512	482,659
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)		2,179	2,205,903
Prodigy Finance, Series 2021-1A, Class C, 8.185%, (1 mo. SOFR + 3.864%), 7/25/51(1)(2)		206	211,191
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	1,452	1,015,320
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		961	888,833
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		401	346,721
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)		2,389	2,342,636
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		1,301	1,268,097
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/46(1)		465	450,976
Stream Innovations Issuer Trust, Series 2024-1A, Class B, 7.89%, 7/15/44(1)		1,220	1,282,220
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)		1,675	1,653,649
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)		574	570,348

Calvert
Flexible Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)	1,163	$ 647,376
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	1,055	985,827
Sunnova Sol II Issuer LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	541	368,582
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)	3,149	2,069,260
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	125	116,297
Theorem Funding Trust:
Series 2022-2A, Class B, 9.27%, 12/15/28(1)	3,395	3,484,047
Series 2022-3A, Class B, 8.95%, 4/15/29(1)	2,170	2,234,672
Tricolor Auto Securitization Trust, Series 2024-3A, Class A, 5.22%, 6/15/28(1)	1,191	1,194,409
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	820	762,115
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)	635	661,033
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)	1,113	1,078,741
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	199	189,355
Series 2020-A, Class C, 6.657%, 3/15/45(1)	89	88,304
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.00%, 10/15/48(1)	562	583,522
Total Asset-Backed Securities (identified cost $88,562,105)		$84,641,710

Collateralized Mortgage Obligations — 7.8%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2021-3A, Class M1B, 5.74%, (30-day SOFR Average + 1.40%), 9/25/31(1)(2)	$496	$ 497,169
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	793	765,539
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(3)	2,277	2,299,894
Champs Trust:
Series 2024-1, Class A, 10.113%, 7/25/59(1)(4)	1,199	1,242,344
Series 2024-2, Class A, 9.07%, 11/25/59(1)(4)	1,289	1,344,925
Series 2024-3, Class A, 6.846%, 1/25/60(1)(4)	1,423	1,478,417
Eagle Re Ltd., Series 2021-2, Class M1C, 7.79%, (30-day SOFR Average + 3.45%), 4/25/34(1)(2)	674	681,557
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	83	86,289
Series 5402, Class BZ, 6.00%, 4/25/54	313	324,527
Series 5413, Class MZ, 6.00%, 5/25/54	613	634,279
Series 5483, Class FB, 5.77%, (30-day SOFR Average + 1.43%), 12/25/54(2)	3,062	3,072,096
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5529, Class AF, 5.32%, (30-day SOFR Average + 1.00%), 3/25/55(2)	$3,173	$ 3,175,648
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 12.604%, (30-day SOFR Average + 8.264%), 7/25/49(1)(2)	1,270	1,467,238
Series 2020-DNA6, Class B1, 7.34%, (30-day SOFR Average + 3.00%), 12/25/50(1)(2)	275	297,112
Series 2021-DNA2, Class B1, 7.74%, (30-day SOFR Average + 3.40%), 8/25/33(1)(2)	815	916,774
Series 2021-DNA2, Class B2, 10.34%, (30-day SOFR Average + 6.00%), 8/25/33(1)(2)	910	1,079,857
Series 2022-DNA4, Class B2, 14.59%, (30-day SOFR Average + 10.25%), 5/25/42(1)(2)	1,142	1,297,470
Federal National Mortgage Association, Series 2024-33, Class KF, 5.29%, (30-day SOFR Average + 0.95%), 1/25/54(2)	1,089	1,092,512
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.804%, (30-day SOFR Average + 4.464%), 7/25/31(1)(2)	722	775,531
Series 2019-R03, Class 1B1, 8.554%, (30-day SOFR Average + 4.214%), 9/25/31(1)(2)	616	657,794
Series 2019-R05, Class 1B1, 8.554%, (30-day SOFR Average + 4.214%), 7/25/39(1)(2)	866	897,962
Series 2019-R06, Class 2B1, 8.204%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	1,408	1,459,515
Series 2019-R07, Class 1B1, 7.854%, (30-day SOFR Average + 3.514%), 10/25/39(1)(2)	1,314	1,357,064
Series 2020-R02, Class 2B1, 7.454%, (30-day SOFR Average + 3.114%), 1/25/40(1)(2)	494	506,696
Series 2021-R01, Class 1B2, 10.34%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	2,287	2,404,769
Series 2021-R02, Class 2B1, 7.64%, (30-day SOFR Average + 3.30%), 11/25/41(1)(2)	180	185,201
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	331	345,142
Series 2023-84, Class MW, 6.00%, 6/20/53	349	364,059
Series 2023-98, Class BW, 6.00%, 7/20/53	385	401,496
Series 2023-99, Class AL, 6.00%, 7/20/53	385	401,536
Series 2023-101, Class FM, 5.244%, (30-day SOFR Average + 0.90%), 7/20/53(2)	2,210	2,209,666
Series 2023-102, Class SG, 6.356%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(5)	410	420,136
Series 2023-133, Class S, 8.567%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(5)	826	880,731
Series 2023-164, Class EL, 6.00%, 11/20/53	450	466,673
Series 2023-173, Class AX, 6.00%, 11/20/53	395	409,636
Series 2024-44, Class LM, 6.00%, 3/20/54	1,634	1,681,282
Series 2024-46, Class AL, 6.00%, 3/20/54	406	417,327
Series 2025-2, Class FB, 5.394%, (30-day SOFR Average + 1.05%), 12/20/54(2)	3,151	3,160,668
Home Re Ltd., Series 2021-1, Class M2, 7.304%, (30-day SOFR Average + 2.964%), 7/25/33(1)(2)	798	803,613

Calvert
Flexible Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(3)	$475	$ 479,811
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(3)	485	491,154
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(3)	440	447,120
Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(1)(3)	1,275	1,291,652
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	945	942,611
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(3)	870	879,447
PNMAC GMSR Issuer Trust:
Series 2021-FT1, Class A, 7.435%, (1 mo. SOFR + 3.115%), 3/25/26(1)(2)	500	502,957
Series 2024-GT1, Class A, 7.52%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	1,095	1,117,706
Triangle Re Ltd., Series 2021-3, Class B1, 9.29%, (30-day SOFR Average + 4.95%), 2/25/34(1)(2)	1,152	1,184,028
Total Collateralized Mortgage Obligations (identified cost $48,233,373)		$49,296,630

Commercial Mortgage-Backed Securities — 5.9%

Security	Principal Amount* (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class BNM, 3.465%, 11/5/32(1)	900	$ 836,774
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(4)	2,532	2,075,897
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(4)	3,865	2,464,647
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(4)	1,555	405,385
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 6.084%, (1 mo. SOFR + 1.764%), 9/15/36(1)(2)	2,128	2,101,842
BX Trust, Series 2023-DELC, Class B, 7.658%, (1 mo. SOFR + 3.339%), 5/15/38(1)(2)	1,500	1,506,197
CSMC Trust:
Series 2021-BPNY, Class A, 8.149%, (1 mo. SOFR + 3.829%), 8/15/26(1)(2)	1,728	1,604,482
Series 2022-CNTR, Class A, 8.264%, (1 mo. SOFR + 3.944%), 1/9/25(1)(2)	508	334,623
Extended Stay America Trust, Series 2021-ESH, Class D, 6.684%, (1 mo. SOFR + 2.364%), 7/15/38(1)(2)	2,945	2,944,942
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.704%, (30-day SOFR Average + 3.364%), 10/25/49(1)(2)	1,440	1,465,897
Series 2020-01, Class M10, 8.204%, (30-day SOFR Average + 3.864%), 3/25/50(1)(2)	2,097	2,134,685
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	663	680,251
Security	Principal Amount* (000’s omitted)		Value
Great Wolf Trust:
Series 2024-WLF2, Class A, 6.01%, (1 mo. SOFR + 1.691%), 5/15/41(1)(2)		1,480	$ 1,481,841
Series 2024-WLF2, Class D, 7.259%, (1 mo. SOFR + 2.939%), 5/15/41(1)(2)		1,346	1,351,096
Series 2024-WOLF, Class A, 5.861%, (1 mo. SOFR + 1.542%), 3/15/39(1)(2)		540	541,069
HILT Commercial Mortgage Trust, Series 2024-ORL, Class B, 6.26%, (1 mo. SOFR + 1.941%), 5/15/37(1)(2)		1,562	1,561,423
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class C, 6.859%, (1 mo. SOFR + 2.54%), 6/15/41(1)(2)		268	268,562
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class E, 6.678%, 1/13/40(1)(4)		757	765,560
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class B, 6.66%, (1 mo. SOFR + 2.341%), 9/15/41(1)(2)		923	922,808
INTOWN Mortgage Trust:
Series 2025-STAY, Class C, 6.55%, (1 mo. SOFR + 2.25%), 3/15/42(1)(2)		649	645,343
Series 2025-STAY, Class D, 7.15%, (1 mo. SOFR + 2.85%), 3/15/42(1)(2)		1,134	1,128,341
Series 2025-STAY, Class E, 8.15%, (1 mo. SOFR + 3.85%), 3/15/42(1)(2)		1,229	1,221,334
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)		605	34,942
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, 6.76%, (1 mo. SOFR + 2.441%), 2/15/42(1)(2)		1,221	1,213,559
ORL Trust, Series 2024-GLKS, Class F, 8.758%, (1 mo. SOFR + 4.438%), 12/15/39(1)(2)		1,830	1,826,431
ROCK Trust, Series 2024-CNTR, Class B, 5.93%, 11/13/41(1)		1,075	1,099,755
SHR Trust, Series 2024-LXRY, Class A, 6.269%, (1 mo. SOFR + 1.95%), 10/15/41(1)(2)		1,525	1,527,951
TX Trust, Series 2024-HOU, Class E, 8.707%, (1 mo. SOFR + 4.387%), 6/15/39(1)(2)		1,344	1,349,781
U.K. Logistics DAC:
Series 2024-1A, Class D, 8.48%, (SONIA + 4.00%), 5/17/34(1)(2)	GBP	600	783,883
Series 2024-1A, Class E, 9.48%, (SONIA + 5.00%), 5/17/34(1)(2)	GBP	350	456,906
Willowbrook Mall, Series 2025-WBRK, Class E, 6.277%, 3/5/35(1)(4)		890	810,954
Total Commercial Mortgage-Backed Securities (identified cost $40,400,290)			$37,547,161

Common Stocks — 0.1%

Security	Shares	Value
Energy — 0.1%
Enviva LLC(6)(7)	47,496	$ 748,062
Total Common Stocks (identified cost $297,247)		$ 748,062

Calvert
Flexible Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Convertible Bonds — 0.6%

Security	Principal Amount (000's omitted)	Value
Communications — 0.2%
Alibaba Group Holding Ltd., 0.50%, 6/1/31(1)	$255	$ 364,459
JD.com, Inc., 0.25%, 6/1/29(1)	250	289,196
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	215	261,763
Uber Technologies, Inc., 0.00%, 12/15/25	260	276,250
		$ 1,191,668
Consumer, Non-cyclical — 0.2%
Exact Sciences Corp., 1.75%, 4/15/31(1)	$285	$ 245,551
Ionis Pharmaceuticals, Inc., 1.75%, 6/15/28(8)	270	262,519
Jazz Investments I Ltd., 3.125%, 9/15/30(1)	250	278,375
Shift4 Payments, Inc., 0.50%, 8/1/27	245	248,552
		$1,034,997
Energy — 0.0%†
XPLR Infrastructure LP, 2.50%, 6/15/26(1)(8)	$285	$272,460
		$272,460
Financial — 0.1%
Barclays Bank PLC, 1.00%, 2/16/29	$270	$264,271
Federal Realty OP LP, 3.25%, 1/15/29(1)	265	264,602
		$528,873
Technology — 0.1%
Akamai Technologies, Inc., 1.125%, 2/15/29	$275	$262,625
Microchip Technology, Inc., 0.75%, 6/1/30(1)	290	272,092
ON Semiconductor Corp., 0.50%, 3/1/29	290	250,865
		$785,582
Total Convertible Bonds (identified cost $3,714,469)		$3,813,580

Corporate Bonds — 29.8%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.6%
Celanese U.S. Holdings LLC, 6.95%, 11/15/33(8)	1,166	$ 1,219,590
Compass Minerals International, Inc., 6.75%, 12/1/27(1)(8)	518	497,849
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	1,150	1,195,385
South32 Treasury Ltd., 4.35%, 4/14/32(1)	744	696,825
		$ 3,609,649
Communications — 2.0%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	1,450	$ 1,321,901
Security	Principal Amount* (000’s omitted)	Value
Communications (continued)
Bell Telephone Co. of Canada or Bell Canada, 6.875% to 6/15/30, 9/15/55(9)	1,540	$ 1,546,900
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	4,709	3,552,539
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	1,179	1,157,064
McGraw-Hill Education, Inc., 8.00%, 8/1/29(1)	1,075	1,058,502
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)(8)	199	145,938
Stagwell Global LLC, 5.625%, 8/15/29(1)	1,330	1,267,927
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	1,530	1,447,689
Zegona Finance PLC, 8.625%, 7/15/29(1)	1,190	1,262,715
		$12,761,175
Consumer, Cyclical — 3.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	1,792	$1,788,120
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	1,649	1,615,821
5.308%, 10/20/31(1)	435	425,543
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	1,515	1,509,174
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	1,325	1,200,889
Ford Motor Co., 4.75%, 1/15/43	728	552,744
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	675	674,576
7.122%, 11/7/33	1,602	1,638,175
7.20%, 6/10/30	818	849,696
7.35%, 3/6/30	1,774	1,857,398
General Motors Financial Co., Inc., 5.95%, 4/4/34	1,603	1,596,035
Lithia Motors, Inc., 4.375%, 1/15/31(1)	1,422	1,289,438
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,900	1,779,876
WarnerMedia Holdings, Inc., 4.279%, 3/15/32	3,178	2,801,005
		$19,578,490
Consumer, Non-cyclical — 1.3%
Centene Corp.:
2.50%, 3/1/31	543	$458,311
3.375%, 2/15/30	669	605,587
4.625%, 12/15/29	897	860,065
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)(8)	1,150	1,047,158
Kroger Co., 5.00%, 9/15/34	526	514,231
LifePoint Health, Inc.:
9.875%, 8/15/30(1)	500	528,176
10.00%, 6/1/32(1)	975	931,281
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	717	610,020
5.20%, 4/1/29(1)	1,495	1,493,317
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)(8)	1,110	1,101,489
		$8,149,635

Calvert
Flexible Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Diversified — 0.2%
Inversiones La Construccion SA, 4.75%, 2/7/32(10)		1,373	$ 1,283,755
			$ 1,283,755
Energy — 0.5%
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)		903	$ 858,663
6.45%, 3/5/34(1)		423	427,699
6.95%, 3/5/54(1)		275	268,278
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)		1,810	1,684,340
			$3,238,980
Financial — 18.5%
AIB Group PLC, 5.871% to 3/28/34, 3/28/35(1)(9)		478	$486,967
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)		1,365	1,392,678
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		1,325	1,321,204
Ally Financial, Inc.:
4.70% to 5/15/26(9)(11)		4,251	3,969,451
5.543% to 1/17/30, 1/17/31(8)(9)		903	898,769
6.848% to 1/3/29, 1/3/30(9)		1,825	1,906,858
American Assets Trust LP, 3.375%, 2/1/31		1,010	891,438
American Express Co., 5.442% to 1/30/35, 1/30/36(9)		1,100	1,112,468
American National Group, Inc.:
5.75%, 10/1/29		861	868,531
6.144%, 6/13/32(1)		1,449	1,471,094
Antares Holdings LP:
6.35%, 10/23/29(1)		275	275,362
6.50%, 2/8/29(1)		665	669,037
Apollo Debt Solutions BDC, 6.70%, 7/29/31		1,751	1,807,612
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(9)(10)	EUR	930	1,166,157
Banco Mercantil del Norte SA, 8.375% to 5/20/31(1)(9)(11)		1,979	1,964,230
Banco Santander SA:
6.033%, 1/17/35		1,400	1,450,261
9.625% to 11/21/28(9)(11)		1,000	1,100,353
Bank of America Corp., 5.511% to 1/24/35, 1/24/36(9)		4,485	4,566,213
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(9)		1,819	1,852,899
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(9)		3,655	3,784,139
Barclays PLC, 8.00% to 3/15/29(9)(11)		1,275	1,317,665
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(1)(9)		2,538	2,414,361
7.625% to 2/11/30, 2/11/35(1)(9)		200	202,440
8.125% to 1/8/34, 1/8/39(1)(9)		1,146	1,168,631
8.45% to 6/29/33, 6/29/38(1)(9)		722	755,048
Blue Owl Credit Income Corp.:
6.60%, 9/15/29(1)		365	371,066
6.65%, 3/15/31		935	954,191
BNP Paribas SA, 7.75% to 8/16/29(1)(9)(11)		2,781	2,871,399
BPCE SA, 5.876% to 1/14/30, 1/14/31(1)(9)		775	794,116
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Broadstone Net Lease LLC, 2.60%, 9/15/31	305	$ 258,486
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(9)	1,896	1,811,312
CaixaBank SA:
6.037% to 6/15/34, 6/15/35(1)(9)	300	310,159
6.84% to 9/13/33, 9/13/34(1)(9)	2,840	3,086,228
CI Financial Corp., 3.20%, 12/17/30	2,001	1,748,724
Citadel LP, 6.375%, 1/23/32(1)	2,100	2,155,833
Citigroup, Inc., 4.00% to 12/10/25(9)(11)	659	650,408
COPT Defense Properties LP:
2.75%, 4/15/31	2,540	2,202,269
2.90%, 12/1/33	1,055	855,376
Credit Agricole SA, 6.251% to 1/10/34, 1/10/35(1)(9)	1,147	1,173,371
Enact Holdings, Inc., 6.25%, 5/28/29	2,655	2,725,534
EPR Properties:
3.60%, 11/15/31	495	442,041
3.75%, 8/15/29	2,473	2,319,804
4.95%, 4/15/28	1,171	1,160,119
Essent Group Ltd., 6.25%, 7/1/29	2,987	3,078,417
First Horizon Corp., 5.514% to 3/7/30, 3/7/31(9)	965	970,184
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)	1,162	1,175,471
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	3,184	2,809,638
6.75%, 3/15/54(1)	3,260	3,312,423
7.95% to 7/15/29, 10/15/54(1)(9)	1,351	1,405,308
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)	5,146	5,089,632
Intesa Sanpaolo SpA, 8.248% to 11/21/32, 11/21/33(1)(9)	2,724	3,129,643
Jefferies Financial Group, Inc., 6.20%, 4/14/34	2,270	2,315,153
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(9)	2,312	2,214,295
LPL Holdings, Inc., 4.00%, 3/15/29(1)	1,545	1,480,472
Marex Group PLC, 6.404%, 11/4/29	1,515	1,540,884
MGIC Investment Corp., 5.25%, 8/15/28	695	688,111
Nuveen LLC, 5.85%, 4/15/34(1)	1,593	1,630,975
Oaktree Strategic Credit Fund:
6.50%, 7/23/29	415	423,960
8.40%, 11/14/28	1,210	1,310,847
PNC Financial Services Group, Inc., 5.575% to 1/29/35, 1/29/36(9)	1,264	1,287,066
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	1,697	1,522,149
Societe Generale SA:
3.653% to 7/8/30, 7/8/35(1)(9)	471	419,820
6.10% to 4/13/32, 4/13/33(1)(9)	200	204,963
8.50% to 3/25/34(1)(9)(11)	1,528	1,578,413
Synchrony Bank, 5.40%, 8/22/25	650	650,924
Synchrony Financial, 4.875%, 6/13/25	292	291,869
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(9)	979	963,333
5.625%, 2/15/28	1,452	1,459,270
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(9)	437	442,711

Calvert
Flexible Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(9)		981	$ 954,889
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(9)		2,620	2,716,691
TPG Operating Group II LP, 5.875%, 3/5/34		467	478,347
Truist Financial Corp., 5.867% to 6/8/33, 6/8/34(9)		2,336	2,404,046
U.S. Bancorp, 5.678% to 1/23/34, 1/23/35(9)		373	381,450
UBS Group AG:
4.375% to 2/10/31(1)(8)(9)(11)		534	458,599
9.25% to 11/13/28(1)(9)(11)		1,770	1,926,716
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(9)		732	719,532
5.861% to 6/19/27, 6/19/32(1)(9)		1,386	1,391,001
			$117,531,504
Government - Multinational — 0.4%
International Bank for Reconstruction & Development, 8.50%, 4/6/26	MXN	45,700	$2,226,101
			$2,226,101
Industrial — 0.9%
BAE Systems PLC, 5.30%, 3/26/34(1)		497	$503,396
Calderys Financing LLC, 11.25%, 6/1/28(1)		1,130	1,191,503
Masterbrand, Inc., 7.00%, 7/15/32(1)		919	918,358
Reworld Holding Corp., 4.875%, 12/1/29(1)		1,250	1,163,910
Seaspan Corp., 5.50%, 8/1/29(1)		1,347	1,221,806
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)		876	863,192
			$5,862,165
Technology — 1.9%
Cloud Software Group, Inc., 9.00%, 9/30/29(1)		1,300	$1,297,465
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)		2,020	2,070,468
Intel Corp., 4.90%, 8/5/52		3,417	2,802,754
Kyndryl Holdings, Inc., 6.35%, 2/20/34(8)		2,630	2,728,529
McAfee Corp., 7.375%, 2/15/30(1)		1,200	1,063,111
Playtika Holding Corp., 4.25%, 3/15/29(1)		1,410	1,243,162
Seagate HDD Cayman, 9.625%, 12/1/32		861	969,320
			$12,174,809
Utilities — 0.4%
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)		401	$343,990
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		910	847,586
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/33(1)(8)		1,300	1,265,865
			$2,457,441
Total Corporate Bonds (identified cost $188,013,441)			$188,873,704

Exchange-Traded Funds — 0.9%

Security	Shares	Value
Fixed-Income Funds — 0.9%
Calvert Ultra-Short Investment Grade ETF(12)	119,000	$ 6,021,995
Total Exchange-Traded Funds (identified cost $6,036,680)		$ 6,021,995

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(7)(13)	$500	$ 498,335
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(7)(13)	1,000	994,840
Total High Social Impact Investments (identified cost $1,500,000)		$ 1,493,175

Mutual Funds — 2.8%

Security	Shares	Value
Income Funds — 2.8%
Calvert Floating-Rate Advantage Fund, Class R6(12)	2,019,811	$ 17,794,533
Total Mutual Funds (identified cost $18,155,385)		$ 17,794,533

Preferred Stocks — 0.2%

Security	Shares	Value
Real Estate Management & Development — 0.2%
Brookfield Property Partners LP, Series A, 5.75%	77,941	$ 967,248
		$ 967,248
Wireless Telecommunication Services — 0.0%†
U.S. Cellular Corp., 6.25%	9,864	$ 235,158
		$ 235,158
Total Preferred Stocks (identified cost $2,208,935)		$ 1,202,406

Calvert
Flexible Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 4.6%(14)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
Dynasty Acquisition Co., Inc.:
Term Loan, 6.325%, (SOFR + 2.00%), 10/31/31	$722	$ 721,484
Term Loan, 6.325%, (SOFR + 2.00%), 10/31/31	275	274,430
		$ 995,914
Capital Markets — 0.2%
Focus Financial Partners LLC, Term Loan, 9/15/31(15)	$1,000	$ 991,540
		$ 991,540
Diversified Consumer Services — 0.2%
KUEHG Corp., Term Loan, 7.549%, (SOFR + 3.25%), 6/12/30	$997	$996,722
		$996,722
Diversified Telecommunication Services — 0.1%
Lumen Technologies, Inc.:
Term Loan, 6.789%, (SOFR + 2.35%), 4/15/29	$208	$200,190
Term Loan, 6.789%, (SOFR + 2.35%), 4/15/30	208	199,929
		$400,119
Electronic Equipment, Instruments & Components — 0.2%
Minimax Viking GmbH, Term Loan, 2/20/32(15)	$1,500	$1,497,188
		$1,497,188
Entertainment — 0.2%
Delta 2 (LUX) SARL:
Term Loan, 9/30/31(15)	$667	$666,460
Term Loan, 9/30/31(15)	333	333,230
		$999,690
Financial Services — 0.1%
CPI Holdco B LLC, Term Loan, 6.325%, (SOFR + 2.00%), 5/19/31	$995	$986,503
		$986,503
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 6.575%, (SOFR + 2.25%), 10/23/28	$891	$890,341
		$890,341
Health Care Providers & Services — 0.3%
CNT Holdings I Corp., Term Loan, 11/8/32(15)	$1,000	$995,075
Raven Acquisition Holdings LLC:
Term Loan, 3.25%, 11/19/31(16)	60	59,350
Term Loan, 7.575%, (SOFR + 3.25%), 11/19/31	840	830,898
		$1,885,323
Borrower/Description	Principal Amount (000's omitted)	Value
Hotels, Restaurants & Leisure — 0.2%
Four Seasons Hotels Ltd., Term Loan, 11/30/29(15)	$1,500	$ 1,501,057
		$ 1,501,057
Insurance — 0.8%
Alliant Holdings Intermediate LLC, Term Loan, 7.069%, (SOFR + 2.75%), 9/19/31	$995	$ 990,025
AmWINS Group, Inc., Term Loan, 6.575%, (SOFR + 2.25%), 1/30/32	1,388	1,378,817
HUB International Ltd., Term Loan, 6.787%, (SOFR + 2.50%), 6/20/30	891	888,310
Ryan Specialty Group LLC, Term Loan, 6.575%, (SOFR + 2.25%), 9/15/31	998	996,378
USI, Inc., Term Loan, 6.549%, (SOFR + 2.25%), 11/21/29	891	883,645
		$5,137,175
IT Services — 0.3%
Informatica LLC, Term Loan, 6.575%, (SOFR + 2.25%), 10/27/28	$1,397	$1,398,749
Sedgwick Claims Management Services, Inc., Term Loan, 7.313%, (SOFR + 3.00%), 7/31/31	794	792,315
		$2,191,064
Machinery — 0.3%
Alliance Laundry Systems LLC, Term Loan, 7.072%, (SOFR + 2.75%), 8/19/31	$1,000	$997,595
Gates Global LLC, Term Loan, 6.075%, (SOFR + 1.75%), 6/4/31	995	986,433
		$1,984,028
Professional Services — 0.2%
Trans Union LLC, Term Loan, 6/24/31(15)	$1,500	$1,497,098
		$1,497,098
Software — 0.6%
Ellucian Holdings, Inc., Term Loan, 10/9/29(15)	$1,000	$999,555
Epicor Software Corp., Term Loan, 5/30/31(15)	1,000	998,525
McAfee LLC, Term Loan, 3/1/29(15)	1,000	957,000
Open Text Corp., Term Loan, 6.075%, (SOFR + 1.75%), 1/31/30	886	884,474
		$3,839,554
Specialty Retail — 0.4%
Belron Finance 2019 LLC, Term Loan, 7.052%, (SOFR + 2.75%), 10/16/31	$1,493	$1,491,806
Les Schwab Tire Centers, Term Loan, 6.81%, (SOFR + 2.50%), 4/23/31(17)	997	991,888
		$2,483,694

Calvert
Flexible Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Transportation Infrastructure — 0.2%
KKR Apple Bidco LLC, Term Loan, 9/23/31(15)	$998	$ 991,420
		$ 991,420
Total Senior Floating-Rate Loans (identified cost $29,437,624)		$ 29,268,430

U.S. Government Agency Mortgage-Backed Securities — 21.6%

Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(18)	$55,964	$ 54,860,348
5.50%, 30-Year, TBA(18)	82,097	82,003,996
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $136,909,608)		$136,864,344

U.S. Treasury Obligations — 14.5%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds, 3.375%, 8/15/42	$1,299	$ 1,114,095
U.S. Treasury Notes:
4.00%, 2/15/34	731	721,206
4.125%, 11/30/29	42,700	43,037,764
4.25%, 12/31/26	41,716	41,935,172
4.875%, 11/30/25	4,900	4,922,140
Total U.S. Treasury Obligations (identified cost $90,546,820)		$ 91,730,377

Miscellaneous — 0.0%†

Security	Principal Amount	Value
Energy — 0.0%†
Enviva LLC, Escrow Certificates(6)	$1,134,000	$ 397
Total Miscellaneous (identified cost $0)		$ 397

Short-Term Investments — 21.8%
Affiliated Fund — 7.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(19)	49,166,968	$ 49,166,968
Total Affiliated Fund (identified cost $49,166,968)		$ 49,166,968

Securities Lending Collateral — 1.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(20)	8,808,080	$ 8,808,080
Total Securities Lending Collateral (identified cost $8,808,080)		$ 8,808,080
U.S. Treasury Obligations — 12.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/13/25	$40,275	$ 40,076,689
0.00%, 6/20/25	40,455	40,077,806
Total U.S. Treasury Obligations (identified cost $80,155,951)		$ 80,154,495
Total Short-Term Investments (identified cost $138,130,999)		$138,129,543
Total Investments — 124.2% (identified cost $792,146,976)		$787,426,047
Less Unfunded Loan Commitments — (0.0)%†		$ (60,000)

Net Investments — 124.2% (identified cost $792,086,976)	$787,366,047

Other Assets, Less Liabilities — (24.2)%	$(153,433,872)
Net Assets — 100.0%	$633,932,175

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $249,885,696 or 39.4% of the Fund's net assets.

Calvert
Flexible Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2025.
(3)	Step coupon security. Interest rate represents the rate in effect at March 31, 2025.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2025.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at March 31, 2025.
(6)	Non-income producing security.
(7)	Restricted security. Total market value of restricted securities amounts to $2,241,237, which represents 0.3% of the net assets of the Fund as of March 31, 2025.
(8)	All or a portion of this security was on loan at March 31, 2025. The aggregate market value of securities on loan at March 31, 2025 was $8,789,881 and the total market value of the collateral received by the Fund was $9,076,157, comprised of cash of $8,808,080 and U.S. government and/or agencies securities of $268,077.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of these securities is $2,449,912 or 0.4% of the Fund's net assets.
(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(12)	Affiliated fund.
(13)	May be deemed to be an affiliated company.
(14)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(15)	This Senior Loan will settle after March 31, 2025, at which time the interest rate will be determined.
(16)	Unfunded or partially unfunded loan commitments.The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At March 31, 2025, the total value of unfunded loan commitments is $59,350.
(17)	The stated interest rate represents the weighted average interest rate at March 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(18)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(19)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2025.
(20)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Flexible Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	14,221,441	USD	2,292,051	BNP Paribas	4/10/25	$195,676	$ —
BRL	1,834,153	USD	314,703	Citibank, N.A.	4/10/25	6,142	—
USD	1,941,917	CAD	2,790,110	BNP Paribas	4/10/25	2,215	—
USD	1,012,642	EUR	984,266	BNP Paribas	4/10/25	—	(52,091)
USD	1,155,826	GBP	950,000	JPMorgan Chase Bank, N.A.	4/10/25	—	(71,312)
						$204,033	$(123,403)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	285	Long	6/30/25	$59,043,985	$277,075
U.S. 5-Year Treasury Note	146	Long	6/30/25	15,790,813	127,327
U.S. 10-Year Treasury Note	(53)	Short	6/18/25	(5,894,594)	(72,935)
U.S. Long Treasury Bond	(14)	Short	6/18/25	(1,641,938)	3,332
U.S. Ultra 10-Year Treasury Note	(254)	Short	6/18/25	(28,987,750)	(366,531)
U.S. Ultra-Long Treasury Bond	(42)	Short	6/18/25	(5,134,500)	78,797
					$47,065
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.NA.HY.44.V1)	$18,993	5.00% (pays quarterly)(1)	6/20/30	$(999,999)	$1,117,672	$117,673
Total				$(999,999)	$1,117,672	$117,673

* The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
(1) Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$500,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29	9/20/24	1,000,000
Enviva LLC	12/6/24	297,247
		$1,797,247

Calvert
Flexible Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
BRL	– Brazilian Real
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
MXN	– Mexican Peso
USD	– United States Dollar
At March 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: During the fiscal year to date ended March 31, 2025, the Fund entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: During the fiscal year to date ended March 31, 2025, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or to obtain exposures to select currencies.
Interest Rate Risk: During the fiscal year to date ended March 31, 2025, the Fund used futures contracts to hedge interest rate risk and to manage duration.
Affiliated Investments
At March 31, 2025, the value of the Fund's investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $74,476,671, which represents 11.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ 4,766,270	$ 1,269,750	$ —	$ —	$ (14,025)	$ 6,021,995	$ 64,490	119,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	494,275	—	—	—	4,060	498,335	6,250	500,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(1)	985,350	—	—	—	9,490	994,840	12,500	1,000,000
Mutual Funds
Calvert Floating-Rate Advantage Fund, Class R6	17,114,347	1,000,000	—	—	(319,814)	17,794,533	321,074	2,019,811
Short-Term Investments
Liquidity Fund, Institutional Class(2)	100,126,219	86,924,109	(137,883,360)	—	—	49,166,968	1,173,946	49,166,968
Total				$ —	$(320,289)	$74,476,671	$1,578,260

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Calvert
Flexible Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$84,641,710	$ —	$84,641,710
Collateralized Mortgage Obligations	—	49,296,630	—	49,296,630
Commercial Mortgage-Backed Securities	—	37,547,161	—	37,547,161
Common Stocks	—	748,062	—	748,062
Convertible Bonds	—	3,813,580	—	3,813,580
Corporate Bonds	—	188,873,704	—	188,873,704
Exchange-Traded Funds	6,021,995	—	—	6,021,995
High Social Impact Investments	—	1,493,175	—	1,493,175
Mutual Funds	17,794,533	—	—	17,794,533
Preferred Stocks	1,202,406	—	—	1,202,406
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	29,208,430	—	29,208,430
U.S. Government Agency Mortgage-Backed Securities	—	136,864,344	—	136,864,344
U.S. Treasury Obligations	—	91,730,377	—	91,730,377
Miscellaneous	—	397	—	397
Short-Term Investments:
Affiliated Fund	49,166,968	—	—	49,166,968
Securities Lending Collateral	8,808,080	—	—	8,808,080
U.S. Treasury Obligations	—	80,154,495	—	80,154,495
Total Investments	$82,993,982	$704,372,065	$ —	$787,366,047
Forward Foreign Currency Exchange Contracts	$ —	$204,033	$ —	$204,033
Futures Contracts	486,531	—	—	486,531
Total	$83,480,513	$704,576,098	$ —	$788,056,611
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(123,403)	$ —	$(123,403)
Futures Contracts	(439,466)	—	—	(439,466)
Swap Contracts	—	(999,999)	—	(999,999)
Total	$(439,466)	$(1,123,402)	$ —	$(1,562,868)
Investment Valuation - Derivatives. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Swaps are categorized as Level 2 in the hierarchy.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.